Loss Per Shares (Details) - Schedule of Computation of Basic and Diluted Loss Per Share (Parentheticals) - $ / shares	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares [Member]
Schedule of Computation of Basic and Diluted Loss Per Share [Line Items]
Diluted loss per share	$ (0.86)	$ (81.10)
Class B Ordinary Shares [Member]
Schedule of Computation of Basic and Diluted Loss Per Share [Line Items]
Diluted loss per share	$ (0.86)